Other reserves (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [abstract]
Schedule of Other Reserves

	2025 £m	2024 £m	2023 £m
Merger reserve
At 1 January	7,102	7,149	7,149
Redemption of preference shares (note 29)[1]	–	(47)	–
At 31 December	7,102	7,102	7,149
Capital redemption reserve
At 1 January	5,751	5,370	4,932
Redemption of preference shares (note 29)[1]	–	12	–
Shares cancelled under share buyback programme (see below)	220	369	438
At 31 December	5,971	5,751	5,370
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
At 1 January	(113)	(67)	50
Movements recognised in other comprehensive income	24	(46)	(117)
At 31 December	(89)	(113)	(67)
Revaluation reserve in respect of equity shares held at fair value through other comprehensive income
At 1 January	93	–	57
Movements recognised in other comprehensive income	34	93	(57)
Realised gains and losses transferred to retained profits	(107)	–	–
At 31 December	20	93	–
Cash flow hedge reserve
At 1 January	(3,755)	(3,766)	(5,476)
Movements recognised in other comprehensive income	1,692	11	1,710
At 31 December	(2,063)	(3,755)	(3,766)
Foreign currency translation reserve
At 1 January	(251)	(178)	(125)
Movements recognised in other comprehensive income	54	(73)	(53)
At 31 December	(197)	(251)	(178)
Total other reserves at 31 December	10,744	8,827	8,508
1During the year ended 31 December 2024, the Group redeemed all of its outstanding 6.475% Non-cumulative Preference Shares at their combined sterling value of £47 million. These preference shares had been accounted for as subordinated liabilities. On redemption an amount of £35 million was transferred from the distributable merger reserve to the share premium account.